Deposits (Tables)	12 Months Ended
Mar. 31, 2014
Deposits	Deposits at March 31, 2013 and 2014 consist of the following:

	Millions of yen
	2013	2014
Time deposits	¥885,482	¥981,182
Other deposits	193,105	225,231

Total	¥1,078,587	¥1,206,413

Schedule of Time Deposits Maturity	The maturity schedule of time deposits at March 31, 2014 is as follows:

Years ending March 31,	Millions of yen
2015	¥658,234
2016	153,138
2017	83,014
2018	28,240
2019	58,556

Total	¥981,182